PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
PROPERTY AND EQUIPMENT
Depreciation expense	$ 4,846	$ 7,025	$ 6,822